Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Scheduled Maturities of Advances and Notes Payable

As of December 31, 2014, the scheduled maturities of these long term borrowings are as follows:

Year ending December 31,
(dollars in thousands)

2016	$12
2017	12
2018	—
2019	—
2020	—
Thereafter	9,534

Total	$9,558